ANNUAL REPORT
NOVEMBER 30, 2001

PRUDENTIAL
GOVERNMENT SECURITIES TRUST/
MONEY MARKET SERIES &
U.S. TREASURY MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVES
Money Market Series: High current income, preservation of capital, and maintenance of liquidity.

U.S. Treasury Money Market Series:
High current income consistent with the
preservation of principal and liquidity.


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Trust's portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                       PRUDENTIAL (LOGO)

Prudential Government Securities Trust

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objectives of the Money
Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. The Series invests in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The U.S.
government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares.
There can be no assurance that the Series will achieve its investment objectives.

The investment objective of the U.S.
Treasury Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. The
Series invests exclusively in U.S. Treasury obligations with effective remaining maturities of 13 months or less. The U.S.
government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares.
There can be no assurance that the Series will achieve its investment objective.

                               www.PruFN.com     (800) 225-1852

Annual Report    November 30, 2001

Fund Facts                                         As of 11/30/01

Money Market Series    7-Day        Net Asset    Weighted Avg.   Net Assets
                    Current Yld.*  Value (NAV)    Mat. (WAM)     (Millions)
Class A               1.48%           $1.00         61 Days        $608
Class Z               1.60%           $1.00         61 Days        $ 31
iMoneyNet, Inc.
Government & Agency
   Fund Avg.**        1.75%           $1.00         54 Days         N/A

 * Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Money
   Market Series (the Series) is not insured or guaranteed by the Federal Deposit Insurance
   Corporation or any other government agency.
   Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
** iMoneyNet, Inc. reports a seven-day
   current yield, NAV, and WAM on Tuesdays.
   This is the data of all funds in the
   iMoneyNet, Inc. Government & Agency Fund
   Average as of November 27, 2001.


Fund Facts                                        As of 11/30/01

U.S. Treasury            7-Day         Net Asset    Weighted Avg.  Net Assets
Money Market Series   Current Yld.*    Value (NAV)   Mat. (WAM)    (Millions)
Class A                  1.68%            $1.00       60 Days         $502
Class Z                  1.81%            $1.00       60 Days         $  7
iMoneyNet, Inc.
100% U.S. Treasuries
  Avg.**                 1.93%            $1.00       69 Days         N/A

 * Yields will fluctuate from time to time,
   and past performance is not indicative of
   future results. An investment in the U.S.
   Treasury Money Market Series (the Series) is
   not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other
   government agency. Although the Series seeks
   to preserve the value of your investment at
   $1.00 per share, it is possible to lose
   money by investing in the Series.
** iMoneyNet, Inc. reports a seven-day
   current yield, NAV, and WAM on Tuesdays.
   This is the data of all funds in the
   iMoneyNet, Inc. 100% U.S. Treasuries Average
   as of November 27, 2001.
                                              1

PRUDENTIAL (LOGO)                 January 15, 2002

DEAR SHAREHOLDER,
The money markets behaved in textbook
fashion during our 12-month reporting period ended November 30, 2001, in response to the deteriorating economic conditions in the United
States and the Federal Reserve's (the Fed) attempts to rescue the $10 trillion economy by repeatedly lowering short-term interest rates. The sharp decline in interest rates pushed prices of money market securities higher (bond prices move in the opposite direction of interest rates). Not all sectors of the money markets gained equally, however.

In light of the economic downturn and
increased volatility in the stock
market, it is not surprising that many
investors sought the relative safety of
money market funds. This trend caused total assets in money market funds to climb well above $2 trillion to an all-time high.

A detailed discussion of conditions in the money markets and each Series' investments are on the following pages. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,



David R. Odenath, Jr., President
Prudential Government Securities Trust/Money Market Series
Prudential Government Securities Trust/U.S. Treasury Money Market Series

Prudential Government Securities Trust
    Money Market Series

Annual Report    November 30, 2001

INVESTMENT ADVISER'S REPORT

INVESTORS SEEK REFUGE IN MONEY MARKET SECURITIES
Our investment strategy was shaped by the unusual developments that unfolded during our fiscal year that began December 1, 2000.
First, the Fed engineered its most
aggressive campaign to ease monetary policy in decades as the longest business expansion in the history of the United States came to an end. Then the embattled economy suffered another blow when terrorists attacked the United States on September 11. Reacting to continued stock market volatility and the horrific events in September, investors sought refuge in money market funds.
Accordingly, the increased demand for money market securities sent their prices higher
(and yields significantly lower).

YIELD CURVE DYNAMICS
Fed policymakers first indicated they might cut short-term interest rates in December
2000 to stimulate economic growth via lower borrowing costs. Yields on securities maturing in one year are normally higher than yields on securities maturing in three months because there is greater risk associated with holding longer-term securities. However, expectations of declining short-term rates encouraged investors to lock in yields on one-year securities. As a result, yields on these securities slid well below yields on three-month securities. This anomaly, known as an inverted money market yield curve, continued for much of the first half of our reporting period.

In late December 2000, the abnormal shape of
the money market yield curve presented a
challenging environment in which maintaining
a weighted average maturity (WAM) longer
than that of the average comparable fund might
temporarily lower the Series' overall yield
versus its peer group. (WAM measures a
fund's sensitivity to changes in the level
of interest rates. It takes into account the
maturity and quantity of each security held
by a fund.) Consequently, we adopted a
strategy that provided a balanced tradeoff
of this risk by lengthening the Series' WAM
via purchases of federal agency securities
maturing in two, three, four, and five
months.
                                         3

Prudential Government Securities Trust
    Money Market Series

Annual Report    November 30, 2001

GOOD VALUE IN CALLABLE FEDERAL AGENCY SECURITIES
Money market yields headed sharply lower as the Fed reduced short-term rates twice in January 2001, and again in March, April,
May, June, and August. Yields also declined as investors fled the stormy stock market by shifting cash to money market funds, many of which invest in U.S. Treasury bills.
Meanwhile, the supply of one-year Treasury bills dwindled as the U.S. government eliminated its auction of these securities.
Demand for them quickly outstripped their supply, pushing Treasury bill prices higher and yields lower.

The shortage of Treasury bills maturing in one year led some investors to turn instead to one-year federal agency securities that were noncallable, which means they could not be retired prior to their stated maturity dates. As a result, these federal agency securities also became expensive. We therefore invested in callable federal agency securities due in one year because they offered higher yields in order to compensate investors for the risk that the securities might be retired early in the falling-interest-rate environment.

A DETERMINED FEDERAL RESERVE STAYED THE COURSE
The September 11 terrorist attacks hurt the economy and disrupted financial markets, prompting the Fed to ease monetary policy again in September. Additional moves occurred in October and November, bringing to 10 the total number of reductions from January through November 2001. Altogether, the Fed cut short-term rates by 4.5 percentage points.

Yields on Treasury bills fell even further after the September 11 terrorist attacks sparked a flight-to-quality trend into federal government securities. We avoided investing in federal agency securities whose rates adjust periodically based on the rates of comparable Treasury bills. Better value was found in securities whose rates adjusted periodically based on other benchmarks such as the quarterly or monthly London Interbank
Offered Rate (LIBOR).

                                www.PruFN.com    (800) 225-1852

LOOKING AHEAD
After our fiscal year ended, the Fed eased monetary policy again in December 2001, lowering short-term rates below 2% for the first time in 40 years. Fed policymakers also indicated that they might reduce rates even further if the economic slump continued.

We expect the Fed's aggressive rate cuts to
get the U.S. economy moving again in 2002.
Therefore we plan to keep the Series' WAM
positioned more in line with that of the
average comparable fund as measured by
iMoneyNet.
                                          5

Prudential Government Securities Trust
    U.S. Treasury Money Market Series

Annual Report    November 30, 2001

MONEY FUNDS A REFUGE AMID TURBULENT MARKETS
One of the more noteworthy periods in the financial markets occurred during our fiscal year that began December 1, 2000. The Fed eased monetary policy 10 times, reducing short-term interest rates to their lowest level in 40 years in an effort to resuscitate a flagging U.S. economy. Continued volatility in the equity market and the September 11 terrorist attacks on the United States sent many investors fleeing to the relative safety of money market funds. The U.S.
Treasury also eliminated its auction of
Treasury bills maturing in one year, but later began a weekly sale of Treasury bills maturing in one month.

On the whole, these developments drove
yields on money market securities
dramatically lower, which pushed their
prices higher. We therefore emphasized
a combination of strategies that enabled the Series to meet its shareholders' need for a very liquid investment vehicle and preserved the Series' income. For example, we purchased Treasury notes during December 2000 that matured in one month to prepare the Series to easily meet an expected outflow of assets that typically occurs in January, when investors in some states no longer receive favorable tax treatment for investing in the Series.

Having a large exposure to one-month
Treasury notes positioned the Series'
weighted average maturity (WAM) shorter than that of the average comparable fund, as measured by iMoneyNet. (WAM measures a fund's sensitivity to changes in the level of interest rates. It takes into account the maturity and quantity of each security held by a fund.) While this positioning helped meet shareholder liquidity needs, it also caused the Series' performance to temporarily lag its benchmark because of the unexpected onset of the falling-interest-rate environment in early January 2001.

The first two reductions in short-term rates
occurred in January 2001. With the Fed
expected to continue cutting rates,
investors locked in yields on one-year
securities. As a result, yields on these
securities slid well below
                                www.PruFN.com    (800) 225-1852

yields on three-month securities. This
anomaly, known as an inverted money market yield curve, continued for much of the first half of our fiscal year.

PRESERVING THE SERIES' INCOME AS RATES DECLINED
Under these market conditions, we adopted a barbell strategy by purchasing shorter- and longer-term Treasury money market securities. We invested in attractively priced cash management bills, which are very short-term securities issued by the U.S.
Treasury when it is temporarily low on
money. At the same time, we extended the Series' WAM in late February and early March
2001 by purchasing Treasury notes maturing in six months or one year. Locking in yields before they moved even lower helped preserve the Series' income.

The Fed resumed easing monetary policy in March, April, May, and June. The repeated rate cuts, cash flowing into money market funds from investors fleeing heightened volatility in the stock market, and the elimination of the auction of one-year
Treasury bills helped drive yields on money market securities considerably lower.
Although some of the downward pressure on yields was relieved after the Treasury began to issue one-month Treasury bills in the spring of 2001, the overall trend toward declining yields continued.

10 SHORT-TERM RATE CUTS DURING OUR FISCAL YEAR
By mid-August, we expected one or two more
rate cuts at the most, and we lengthened the
Series' WAM by purchasing Treasury notes
maturing in one year. Locking in yields on
these securities proved more beneficial to
the Series than we anticipated because money
market yields fell dramatically as the Fed
reduced short-term rates in August,
September, October, and November 2001. The
Fed continued to ease monetary policy
because the September 11 terrorist attacks
hurt an already faltering U.S. economy.
Taken together, Fed policymakers' 10 moves
from January through November 2001 reduced
short-term rates a total of 4.5 percentage
points. Nevertheless, the economy still
lapsed into a recession for the first time
in a decade.
                                         7

Prudential Government Securities Trust
    U.S. Treasury Money Market Series

Annual Report    November 30, 2001

Risk-averse investors sought refuge in money market funds after the September 11 terrorist attacks. Consequently, there was surging demand for Treasury money market securities. This development sent their yields tumbling even lower during the autumn of 2001. Not wanting to purchase longer-term
Treasury money market securities in this market environment, we invested instead in Treasuries that matured in one to three months.

LOOKING AHEAD
After our fiscal year ended, the Fed eased monetary policy again in December 2001, lowering short-term rates below 2% for the first time in 40 years. Fed policymakers also indicated that they might reduce rates even further if the economic slump continued.

We expect the Fed's aggressive rate cuts to get the U.S. economy moving again in 2002.
Therefore we plan to keep the Series' WAM positioned more in line with that of the average comparable fund as measured by iMoneyNet.

Prudential Government Securities Trust Fund Management Team

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2001

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Federal Farm Credit Bank  7.7%
$   36,000   3.35%, 12/3/01                                          $   36,001,838
     8,205   2.41%, 1/2/02                                                8,205,320
     1,000   6.88%, 5/1/02                                                1,020,663
     2,300   6.92%, 5/13/02                                               2,352,233
     1,900   5.25%, 5/17/02                                               1,927,744
                                                                     --------------
                                                                         49,507,798
-------------------------------------------------------------------------------------
Federal Home Loan Bank  28.7%
     9,000   1.95%, 12/3/01, F.R.N.                                       9,000,000
    27,500   1.99%, 12/3/01, F.R.N.                                      27,489,825
    12,000   2.15%, 12/3/01, F.R.N.                                      11,999,602
    25,000   1.98%, 12/20/01, F.R.N.                                     24,992,996
    25,000   1.99%, 12/20/01, F.R.N.                                     24,997,317
     1,000   6.75%, 2/15/02                                               1,009,125
     5,600   5.13%, 2/26/02                                               5,620,980
     5,900   6.75%, 5/1/02                                                6,017,215
     2,500   5.52%, 5/10/02                                               2,537,906
     3,025   7.25%, 5/15/02                                               3,096,486
     5,520   3.63%, 9/11/02                                               5,519,785
    14,000   3.75%, 9/12/02                                              14,000,000
    13,500   3.66%, 9/26/02                                              13,498,673
     1,000   3.45%, 10/2/02                                               1,001,103
    15,000   2.77%, 10/11/02                                             14,999,140
     5,500   2.31%, 11/21/02                                              5,500,000
    12,500   2.33%, 11/26/02                                             12,498,767
                                                                     --------------
                                                                        183,778,920
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  6.9%
    25,930   4.75%, 12/14/01                                             25,951,747
       500   6.62%, 3/26/02                                                 507,549
     1,888   Zero Coupon, 5/15/02                                         1,872,397
     1,475   5.50%, 5/15/02                                               1,499,415
    14,000   3.65%, 9/13/02                                              13,996,043
                                                                     --------------
                                                                         43,827,151
-------------------------------------------------------------------------------------
Federal National Mortgage Association  43.7%
    49,500   2.01%, 12/3/01, F.R.N.                                      49,500,000
     7,561   2.06%, 12/3/01, F.R.N.                                       7,558,520
    22,000   2.07%, 12/3/01, F.R.N.(c)                                   22,000,000

    See Notes to Financial Statements                                      9

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of November 30, 2001 Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
$   20,000   2.08%, 12/3/01, F.R.N.(c)                               $   19,998,986
    40,000   2.08%, 12/3/01, F.R.N.                                      39,999,167
    48,650   2.09%, 12/3/01, F.R.N.(c)                                   48,649,398
    13,000   3.26%, 12/3/01, F.R.N.                                      12,999,972
    50,000   1.99%, 12/29/01, F.R.N.                                     49,986,285
     3,000   Zero Coupon, 1/11/02                                         2,985,069
     1,200   6.63%, 1/15/02                                               1,206,359
     2,000   Zero Coupon, 2/22/02                                         1,979,942
     5,200   5.38%, 3/15/02                                               5,252,696
    15,000   6.38%, 10/15/02                                             15,456,805
       500   5.95%, 10/16/02                                                513,217
     1,000   5.89%, 11/06/02                                              1,030,710
                                                                     --------------
                                                                        279,117,126
-------------------------------------------------------------------------------------
Repurchase Agreements(a)  12.4%
     7,155   Credit Suisse First Boston Corp., 2.13%, dated
              11/30/01, due 12/4/01 in the amount of $7,156,693
              (cost $7,155,000; the value of the collateral
              including interest is $7,299,908)                           7,155,000
    45,000   Greenwich Capital Markets, Inc., 2.05%, dated
              11/30/01, due 12/13/01 in the amount of $45,033,313
              (cost $45,000,000; the value of the collateral
              including interest is $45,902,258)                         45,000,000
    26,900   Morgan Stanley, 2.08%, dated 11/29/01, due 12/3/01 in
              the amount of $26,906,217 (cost $26,900,000; the
              value of the collateral including interest is
              $27,764,463)                                               26,900,000
                                                                     --------------
                                                                         79,055,000
                                                                     --------------
             Total Investments  99.4%
              (amortized cost $635,285,995(b))                          635,285,995
             Other assets in excess of liabilities  0.6%                  3,939,913
                                                                     --------------
             Net Assets 100%                                         $  639,225,908
                                                                     --------------
                                                                     --------------

------------------------------
F.R.N.--Floating Rate Note. The interest rate reflected is the rate in effect at November 30, 2001.
(a) Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
(c) All or partial principal amount segregated as when-issued securities.

    10                                     See Notes to Financial Statements

  Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Portfolio of Investments as of November 30, 2001

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
United States Treasury Bills  64.4%
$   25,000   1.94%, 12/6/01                                          $   24,993,264
     4,773   1.945%, 12/6/01                                              4,771,710
    15,000   2.055%, 12/6/01                                             14,995,719
    30,000   2.28%, 12/6/01                                              29,990,500
    55,585   1.967%, 12/13/01                                            55,548,552
     4,452   1.975%, 12/13/01                                             4,449,069
    18,000   1.98%, 12/13/01                                             17,988,120
     1,572   2.58%, 12/13/01                                              1,570,648
     6,722   1.96%, 12/20/01                                              6,715,046
    80,000   2.00%, 12/20/01                                             79,915,556
     2,139   2.54%, 12/20/01                                              2,136,133
    65,000   1.993%, 12/27/01                                            64,906,447
    20,000   2.16%, 1/17/02                                              19,943,600
                                                                     --------------
                                                                        327,924,364
-------------------------------------------------------------------------------------
United States Treasury Notes  22.7%
    46,505   6.25%, 1/31/02                                              46,808,042
     5,000   6.375%, 4/30/02                                              5,048,644
     5,000   6.375%, 6/30/02                                              5,067,294
    20,000   6.00%, 7/31/02                                              20,323,650
     5,000   6.125%, 8/31/02                                              5,095,415
     7,500   6.25%, 8/31/02                                               7,637,371
    25,000   5.75%, 10/31/02                                             25,744,865
                                                                     --------------
                                                                        115,725,281
                                                                     --------------
             Total Investments  87.1%
              (amortized cost $443,649,645 (a))                         443,649,645
             Other assets in excess of liabilities  12.9%                65,458,083
                                                                     --------------
             Net Assets 100%                                         $  509,107,728
                                                                     --------------
                                                                     --------------
------------------------------
(a) Federal income tax basis of Portfolio securities is the same as for financial reporting purposes.

    See Notes to Financial Statements                                     11

     Prudential Government Securities Trust     As of November 30, 2001
             Statement of Assets and Liabilities

                                                                     U.S. Treasury
                                                        Money            Money
                                                    Market Series    Market Series
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost                      $ 635,285,995    $ 443,649,645
Cash                                                      175,603               --
Receivable for Series shares sold                       5,712,679       69,239,830
Interest receivable                                     2,613,797        1,853,322
Other assets                                               14,766            7,409
                                                    -------------    -------------
      Total assets                                    643,802,840      514,750,206
                                                    -------------    -------------
LIABILITIES
Payable to custodian                                           --            5,927
Payable for Series shares reacquired                    3,604,916        5,098,345
Dividends payable                                         215,026          166,809
Management fee payable                                    212,956          147,796
Distribution fee payable                                   63,313           45,460
Accrued expenses and other liabilities                    480,721          178,141
                                                    -------------    -------------
      Total liabilities                                 4,576,932        5,642,478
                                                    -------------    -------------
NET ASSETS                                          $ 639,225,908    $ 509,107,728
                                                    -------------    -------------
                                                    -------------    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01
   per share)                                       $   6,392,259    $   5,091,077
   Paid-in capital in excess of par                   632,833,649      504,016,651
                                                    -------------    -------------
Net assets, November 30, 2001                       $ 639,225,908    $ 509,107,728
                                                    -------------    -------------
                                                    -------------    -------------
Class A:
   Net asset value, offering price and redemption
      price per share ($608,037,940 / 608,037,940
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($502,362,240 / 502,362,240 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------
Class Z:
   Net asset value, offering price and redemption
      price per share ($31,187,968 / 31,187,968
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($6,745,488 / 6,745,488 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------

    12                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Year Ended November 30, 2001
             Statement of Operations

                                                                       U.S. Treasury
                                                          Money            Money
                                                      Market Series    Market Series
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                            $28,662,080      $20,451,630
                                                      -------------    -------------
Expenses
   Management fee                                        2,507,108        1,801,613
   Distribution fee--Class A                               736,420          555,666
   Transfer agent's fees and expenses                    1,457,000          181,000
   Registration fees                                       122,000           64,000
   Reports to shareholders                                 120,000           35,000
   Custodian's fees and expenses                            80,000           70,000
   Legal fees and expenses                                  55,000           23,000
   Audit fee                                                25,000           25,000
   Trustees' fees and expenses                              24,000           14,000
   Insurance expense                                         6,000            2,000
   Miscellaneous                                            10,776              805
                                                      -------------    -------------
      Total expenses                                     5,143,304        2,772,084
                                                      -------------    -------------
Net investment income                                   23,518,776       17,679,546
                                                      -------------    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions               527,197          622,876
                                                      -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $24,045,973      $18,302,422
                                                      -------------    -------------
                                                      -------------    -------------

    See Notes to Financial Statements                                     13

     Prudential Government Securities Trust     Money Market Series
             Statement of Changes in Net Assets

                                                    Year Ended November 30,
                                             --------------------------------------
                                                   2001                 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                       $  23,518,776       $    31,752,679
   Net realized gain on investment
      transactions                                   527,197                18,838
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                             24,045,973            31,771,517
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                    (22,530,088)          (29,896,495)
      Class Z                                     (1,515,885)           (1,875,022)
                                             -----------------    -----------------
                                                 (24,045,973)          (31,771,517)
                                             -----------------    -----------------
Series share transactions(a) (Note 4):
   Net proceeds from shares subscribed           934,125,110         1,170,479,432
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               24,198,242            30,497,478
   Cost of shares reacquired                    (915,939,192)       (1,222,549,443)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions              42,384,160           (21,572,533)
                                             -----------------    -----------------
Total increase (decrease)                         42,384,160           (21,572,533)
NET ASSETS
Beginning of year                                596,841,748           618,414,281
                                             -----------------    -----------------
End of year                                    $ 639,225,908       $   596,841,748
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the Money Market Series.

    14                                     See Notes to Financial Statements

  Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Statement of Changes in Net Assets

                                                    Year Ended November 30,
                                             --------------------------------------
                                                   2001                 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $    17,679,546      $    20,295,792
   Net realized gain on investment
      transactions                                    622,876               70,889
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              18,302,422           20,366,681
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                     (18,074,466)         (20,249,877)
      Class Z                                        (227,956)            (116,804)
                                             -----------------    -----------------
                                                  (18,302,422)         (20,366,681)
                                             -----------------    -----------------
Series share transactions(a) (Note 4)
   Net proceeds from shares subscribed          2,860,134,638        2,828,165,253
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                16,133,100           18,143,345
   Cost of shares reacquired                   (2,737,823,725)      (2,799,298,963)
                                             -----------------    -----------------
   Net increase in net assets from Series
      share transactions                          138,444,013           47,009,635
                                             -----------------    -----------------
Total increase                                    138,444,013           47,009,635
NET ASSETS
Beginning of year                                 370,663,715          323,654,080
                                             -----------------    -----------------
End of year                                   $   509,107,728      $   370,663,715
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the U.S. Treasury Money Market Series.

    See Notes to Financial Statements                                     15

     Prudential Government Securities Trust
             Notes to Financial Statements

      Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series--the Money Market Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund's expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes: For federal income tax purposes, each Series of the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly based on the average daily net assets of each Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. With respect to the U.S. Treasury Money Market Series, the management fee is payable at an annual rate of .40 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series' Class A average daily net assets.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended November 30, 2001, the Fund incurred fees of approximately $1,241,400 and $176,400, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of November 30, 2001, approximately $80,600 and $7,700 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

      Transactions in shares of beneficial interest and dollars for the Money Market Series were as follows:

                                                        Year Ended November 30,
                                                 --------------------------------------
                                                       2001                 2000
                                                 -----------------    -----------------
Class A
----------------------------------------------
Shares sold                                            895,915,040        1,104,851,149
Shares issued in reinvestment of dividends and
  distributions                                         22,663,664           28,694,291
Shares reacquired                                     (868,848,233)      (1,152,106,270)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding           49,730,471          (18,560,830)
                                                 -----------------    -----------------
                                                 -----------------    -----------------
Class Z
----------------------------------------------
Shares sold                                             38,210,070           65,628,283
Shares issued in reinvestment of dividends and
  distributions                                          1,534,578            1,803,187
Shares reacquired                                      (47,090,959)         (70,443,173)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding           (7,346,311)          (3,011,703)
                                                 -----------------    -----------------
                                                 -----------------    -----------------

     Prudential Government Securities Trust
             Notes to Financial Statements Cont'd.

      Transactions in shares of beneficial interest and dollars for the U.S. Treasury Money Market Series were as follows:

                                                        Year Ended November 30,
                                                 --------------------------------------
                                                       2001                 2000
                                                 -----------------    -----------------
Class A
----------------------------------------------
Shares sold                                          2,849,735,502        2,821,510,964
Shares issued in reinvestment of dividends and
  distributions                                         15,905,262           18,027,281
Shares reacquired                                   (2,728,432,735)      (2,796,024,697)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding          137,208,029           43,513,548
                                                 -----------------    -----------------
                                                 -----------------    -----------------
Class Z
----------------------------------------------
Shares sold                                             10,399,136            6,654,289
Shares issued in reinvestment of dividends and
  distributions                                            227,838              116,064
Shares reacquired                                       (9,390,990)          (3,274,266)
                                                 -----------------    -----------------
Net increase (decrease) in shares outstanding            1,235,984            3,496,087
                                                 -----------------    -----------------
                                                 -----------------    -----------------

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
Net investment income and net realized gain on investment
transactions                                                            0.039
Dividends and distributions                                            (0.039)
                                                                -----------------   ---
Net asset value, end of year                                        $   1.000
                                                                -----------------   ---
                                                                -----------------   ---
TOTAL RETURN(a)                                                          4.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 608,038
Average net assets (000)                                            $ 589,136
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.83%
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.70%
   Net investment income                                                 3.82%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    20                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
       0.053                0.042                0.048                0.048
      (0.053)              (0.042)              (0.048)              (0.048)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        5.43%                4.31%                4.87%                4.87%
    $558,307             $576,868             $590,004             $591,428
    $559,103             $594,266             $589,649             $586,513
        0.91%                0.90%                0.80%                0.77%
        0.79%                0.77%                0.67%                0.65%
        5.35%                4.23%                4.77%                4.77%

    See Notes to Financial Statements                                     21

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $ 1.000
Net investment income and net realized gain on investment
   transactions                                                        0.040
Dividends and distributions                                           (0.040)
                                                                    --------
Net asset value, end of year                                         $ 1.000
                                                                    --------
                                                                    --------
TOTAL RETURN(a)                                                         4.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $31,188
Average net assets (000)                                             $37,641
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              0.70%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              0.70%
   Net investment income                                                4.03%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    22                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights Cont'd.

                                    Class Z
-------------------------------------------------------------------------------
                            Year Ended November 30,
-------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
       0.054                0.044                0.049                0.048
      (0.054)              (0.044)              (0.049)              (0.048)
    --------             --------             --------             --------
    $  1.000             $  1.000             $  1.000             $  1.000
    --------             --------             --------             --------
    --------             --------             --------             --------
        5.56%                4.44%                5.00%                5.03%
    $ 38,534             $ 41,546             $ 26,901             $    581
    $ 34,243             $ 32,984             $ 19,236             $    672
        0.79%                0.77%                0.67%                0.65%
        0.79%                0.77%                0.67%                0.65%
        5.48%                4.38%                4.89%                4.92%

    See Notes to Financial Statements                                     23

 Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights

                                                                     Class A
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $   1.000
Net investment income and net realized gain on investment
transactions                                                            0.038
Dividends and distributions                                            (0.038)
                                                                -----------------
Net asset value, end of year                                        $   1.000
                                                                -----------------
                                                                -----------------
TOTAL RETURN(a)                                                          4.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 502,362
Average net assets (000)                                            $ 444,533
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               0.62%(b)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               0.49%(b)
   Net investment income                                                 3.92%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b) Reflects overall Series ratio for investment income and non-class specific expenses.

    24                                     See Notes to Financial Statements

 Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended November 30,
-------------------------------------------------------------------------------------
      2000                 1999                 1998                 1997
-------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000
       0.052                0.041                0.046                0.047
      (0.052)              (0.041)              (0.046)              (0.047)
----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        5.27%                4.19%                4.66%                4.80%
    $365,154             $321,641             $336,985             $432,784
    $396,454             $383,772             $420,140             $402,634
        0.61%                0.63%                0.63%                0.65%
        0.48%                0.51%                0.51%                0.52%
        5.09%                4.08%                4.57%                4.66%

    See Notes to Financial Statements                                     25

 Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                -----------------
                                                                   Year Ended
                                                                November 30, 2001
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 1.000
Net investment income and net realized gain on investment
   transactions                                                        0.040
Dividends and distributions                                           (0.040)
                                                                    --------
Net asset value, end of period                                       $ 1.000
                                                                    --------
                                                                    --------
TOTAL RETURN(a)                                                         4.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 6,746
Average net assets (000)                                             $ 5,870
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              0.49%(e)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              0.49%(e)
   Net investment income                                                4.04%(e)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
(e) Reflects overall Series ratio for investment income and non-class specific expenses.

    26                                     See Notes to Financial Statements

 Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights Cont'd.

                                      Class Z
-----------------------------------------------------------------------------------
                 Year Ended November 30,                       February 21, 1997(b)
----------------------------------------------------------           Through
      2000                 1999                 1998            November 30, 1997
-----------------------------------------------------------------------------------
     $1.000               $1.000               $1.000                 $1.000
      0.053                0.043                0.049                  0.039
     (0.053)              (0.043)              (0.049)                (0.039)
    -------              -------              -------                -------
     $1.000               $1.000               $1.000                 $1.000
    -------              -------              -------                -------
    -------              -------              -------                -------
       5.40%                4.37%                5.05%                  3.96%
     $5,510               $2,013               $  211(c)              $  205(c)
     $2,191               $1,942               $  209(c)              $  197(c)
       0.48%                0.51%                0.51%                  0.52%(d)
       0.48%                0.51%                0.51%                  0.52%(d)
       5.31%                4.19%                4.91%                  3.89%(d)

    See Notes to Financial Statements                                     27

     Prudential Government Securities Trust
             Report of Independent Accountants

To the Shareholders and Trustees of
Prudential Government Securities Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series and U.S. Treasury Money Market Series (constituting Prudential Government Securities Trust, hereafter referred to as the 'Fund') at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
January 18, 2002

     Prudential Government Securities Trust
             Federal Income Tax Information (Unaudited)

      We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective states' taxing authorities. We are pleased to report that 50.04% of the dividends paid by the Money Market Series* and 100% of the dividends paid by the U.S. Treasury Money Market Series qualify for such deduction.

      Shortly after the close of the calendar year ended December 31, 2001, you will be advised as to the federal tax status of the dividends you received in calendar year 2001.

      For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.
* Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude interest on federal obligations from state and local tax.
                                                                          29

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.PruFN.com

TRUSTEES
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022


Series Symbols                    Nasdaq       CUSIP
--------------                    ------       -----
Money Market Series    Class A    PBGXX      744342205
                       Class Z    PGZXX      744342403
U.S. Treasury
Money Market Series    Class A    PUSXX      744342304
                       Class Z    PTZXX      744342502


MF100E    IFS-A068015